[GRAPHIC OMITTED]
Lord Abbett
Small-Cap Blend
Fund

[GRAPHIC OMITTED]



2001
ANNUAL
REPORT

For the Period Ended
July 31, 2001

This report reflects the financial performance of Lord Abbett Small-Cap Blend Fund for the fiscal year ended July 31, 2001. Since then, our nation's citizens, our economy and our markets have borne the impact of terrorist attacks on American soil. In light of these events, we felt it important to share our most recent thoughts with you on the state of our capital markets and the outlook for the U.S. economy.

America's financial markets have survived the attacks, as exchanges reopened and processed record volume. This dramatic reopening is a testament to the resilience of those that work in the financial community and the markets they serve. Understandably though, as we grapple with the horrible aftershocks of recent events, opinions will continue to run rampant over the future of the economy, and the very lifestyles we hold dear.

Lord Abbett believes that the long-term fundamentals the United States economy offers are sound and we will remain focused on the investment disciplines that have guided our firm for over 70 years. Some recent developments that merit attention now are:

1. The Federal Reserve Board once again lowered interest rates and injected a sizeable amount of money into the system. The Federal Open Market Committee stated, "The long-term prospects for productivity growth and the economy remain favorable and should become evident once the unusual forces restraining demand abate." We agree with this opinion.

2. History has shown that the market typically trends downward after a major threat, but recovers soon after. Similar market scenarios were experienced during Pearl Harbor, the Cuban Missile Crisis, the Gulf War and the bombing of the World Trade Center in 1993. As reported in The Wall Street Journal, the markets were up an average of 6.6% in the six months following these events.

3. America is a leader of innovation in the world economy. This disaster does not change that fact. Any extreme downdraft in the equity market may increase the likelihood of a shorter time frame to recovery, and going forward, may create more opportunity for patient investors. With the S&P 500 and Nasdaq down -34.4% and -70.8% respectively--off their all-time highs--the market seems to be anticipating a permanently impaired U.S. economy. We believe this is an overreaction and a downward shift of this magnitude is overdone. Moreover:

     o    The unemployment rate remains historically low.

     o Lower interest rates will eventually spur the economy and make equity investments increasingly attractive.

     o The U.S. dollar has depreciated off its high, which should help U.S. exporters compete better in global markets.

In this emotionally charged environment, our course remains simple--we will stay steadfast to research-focused disciplines that identify undervalued companies with strong business prospects.

Lord Abbett has always believed in using research to ferret out investments. While this terrorist attack changed our lives forever, it will not change the way we invest; our approach remains undaunted.

A long-term focus on value, fundamentals and earnings prospects has been proven again and again.

This time will be no different.


                                     [LOGO]

                          Lord Abbett Distributor llc
                        800-821-5129 o www.LordAbbett.com

"We remain bullish on the small-cap segment of the market, and believe that many small-cap stocks offer better valuations than their large-cap counterparts."

[PHOTO OMITTED]


                              Senior Investment Team Members from left to right:
                              Vincent Scialli and Michael T. Smith



CUMULATIVE TOTAL RETURN

Cumulative return for the period ended 6/30/01 reflects perfor- mance of Class A shares at the maximum sales charge of 5.75%, with all distributions reinvested.

  Life of Fund, -0.19%

  (SEC effective date(1) 06/26/01)

REPORT TO SHAREHOLDERS
For the period ended July 31, 2001

DEAR SHAREHOLDERS: We are pleased to provide you with this overview of Lord Abbett Small-Cap Blend Fund's strategies and performance for the period ended July 31, 2001, the end of the Fund's fiscal year. On this and the following page, the senior members of the Fund's investment team discuss initial portfolio construction and the factors that influenced performance during the Fund's first month. Thank you for investing in Lord Abbett Mutual Funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Sincerely,


/s/ Robert S. Dow

Robert S. Dow
Chairman

--------------------------------------------------------------------------------

In this letter:

     o    Economic recovery deferred

     o    Tech sector mired in negative earnings

     o    Strong consumer spending likely to continue

Q: How did the Fund perform over the period ended July 31, 2001?

A: For the period June 26, 2001(1) through July 31, 2001, the Small-Cap Blend Fund posted a return of 3.88%(2). Meanwhile, the Russell 2000(R) Index(3) echoed the recent economic uncertainty by declining -1.09%.

Q: Please describe the overall market conditions of the reporting period.

A: The brief period in which the Fund has been in existence was certainly a tumultuous one. The month of July was a particularly difficult time for the small-cap segment of the market, as companies released a string of disappointing earnings reports that drove the market downward. Despite aggressive Federal Reserve Board actions to curb a recession, investors' expectations of quick economic relief were ultimately shattered. As visions of a "V"-shaped recovery dissipated, investors' fears of an extended economic (and profit) downturn translated into further downward stock pressure. Investors continued to wrestle with the awkward questions of how low earnings will go before the recovery kicks in, and what will it mean for stock prices. While consumer spending has remained remarkably strong, especially in the housing and automobile sectors, recent economic data, albeit choppy, indicates a slowdown.

Q: What factors contributed to performance?

A: We spent most of our first month building a diverse portfolio of small-cap stocks using quantitative research disciplines that screen for companies with valuations at the cheaper end of historic levels. In addition, we sought out companies with business catalysts and qualitative fundamentals that give them an upper hand in their respective industries. With valuation risk reduced on the front end and business risk minimized on the back end, we believe we've found some compelling opportunities on a risk/reward basis.


The portfolio was slightly overweighted in stocks of consumer discretionary companies--one of the primary reasons the Fund outperformed the Russell 2000(R) Index. In particular, select media company stocks in the portfolio enjoyed strong returns. The media industry has undergone a difficult advertising environment in the past year, and we believe that when the economy recovers this will be one of the first areas to rebound. The portfolio was also overweighted in stocks of materials and processing companies and while a manufacturing recession continues to stifle the economy, our positive stock selection helped performance. Going forward, we believe this sector will be another early beneficiary of economic recovery. Finally, the portfolio's good selection of stocks in the financial services sector helped the Fund outperform the Index in this area. The portfolio was evenly weighted versus the Index in energy and technology stocks. While we remain cautiously selective in these industries, ongoing macroeconomic problems and the repercussions of overvaluations have hampered many of our holdings in these sectors.

Q: What is your outlook for the asset class over the coming months?

A: We remain bullish on the small-cap segment, and believe that many small-cap stocks currently offer better valuations than their large-cap counterparts. We also believe that the economy and the stock prices of many companies are approaching a bottom, but when they rebound remains uncertain.

Q: How are you positioning the Fund based on that outlook?

A: In the coming months, we will continue to seek companies that are taking advantage of this downturn by paying down debt, making appropriate acquisitions and cutting costs. We believe there are a number of small-cap companies well-positioned to benefit from economic revival.

IMPORTANT INFORMATION

Common stocks purchased by the Fund are subject to market fluctuations, providing the potential for gain and the risk of loss. Performance results quoted herein reflect past performance, current sales charges (where applicable) and appropriate Rule 12b-1 Plan expenses from commencement of the Plan. Past performance is no indication of future results. Tax consequences are not reflected. The Fund issues additional shares with distinct pricing options. For a full disclosure of the differences in pricing alternatives, please call Lord Abbett Distributor llc at 800-874-3733 for the Fund's current prospectus. If used as sales material after September 30, 2001, this report must be accompanied by Lord Abbett's Performance Quarterly for the most recently completed calendar quarter.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. The investment return and principal value of an investment in the Fund will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Except where noted, comparative Fund performance does not account for the deduction of sales charges, and would be different if sales charges were included. For further updated performance information, please call Lord Abbett at 800-821-5129 or refer to Lord Abbett's website at www.LordAbbett.com.

(1) SEC effective date. Commencement of operations on June 18, 2001; Fund shares became available to the public on July 2, 2001.

(2) Total return, which is not annualized, reflects the percentage change in net asset value of Class A shares and includes the reinvestment of all distributions.

(3) The Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which represents approximately 8% of the total market capitalization of the Russell 3000(R) Index. An investor cannot invest directly in an index.

                          SCHEDULE OF INVESTMENTS
                          July 31, 2001


                          Investments                           Shares             Value
==========================================================================================
Common Stocks 87.26%
------------------------------------------------------------------------------------------
Air Transport 2.88%       Alaska Air Group, Inc.*               2,700           $   85,428
------------------------------------------------------------------------------------------
Banks: Regional           Hanmi Financial Corp.*                1,500               34,650
5.00%                     Pacific Northwest Bancorp.            2,700               58,077
                          Umpqua Holdings Corp.                 4,200               55,524
                                                                               ===========
                          Total                                                    148,251
------------------------------------------------------------------------------------------
Building: Cement
2.59%                     Lafarge Corp.                         2,300               77,004
------------------------------------------------------------------------------------------
Building: Materials       Fastenal Co.                          1,200               78,600
4.47%                     Modtech Holdings, Inc.*               6,500               53,950
                                                                               ===========
                          Total                                                    132,550
------------------------------------------------------------------------------------------
Communications &          Entravision Communications
Media 3.94%               Corp. Class A*                        2,300               28,819
                          Lamar Advertising Co.*                2,000               87,960
                                                                               ===========
                          Total                                                    116,779
------------------------------------------------------------------------------------------
Computer Services         Answerthink, Inc.*                    9,100               71,890
Software & Systems        CIBER, Inc.*                          9,700               68,191
                                                                               ===========
4.72%                     Total                                                    140,081
------------------------------------------------------------------------------------------
Computer                  Intergraph Corp.*                     4,100               45,100
Technology 3.65%          Zebra Technologies
                          Corp. Class A*                        1,500               63,375
                                                                               ===========
                          Total                                                    108,475
------------------------------------------------------------------------------------------
Construction 3.37%        EMCOR Group, Inc.*                    2,300              100,004
------------------------------------------------------------------------------------------
Consumer                  Good Guys, Inc.*                      9,700               36,957
Electronics 3.17%         Lojack Corp.*                        10,000               57,100
                                                                               ===========
                          Total                                                     94,057
------------------------------------------------------------------------------------------
Diversified Financial     American Capital
Services 2.58%            Strategies Ltd.                       2,800               76,440
------------------------------------------------------------------------------------------
Drug & Grocery            Longs Drugs Stores Corp.              2,800               62,300
Store Chains 2.97%        Ruddick Corp.                         1,600               25,920
                                                                               ===========
                          Total                                                     88,220
------------------------------------------------------------------------------------------
Electrical &
Electronics 0.57%         Littelfuse, Inc.*                       600               16,830
------------------------------------------------------------------------------------------
Electronics 1.96%         BEI Technologies, Inc.                2,100               58,191
------------------------------------------------------------------------------------------
Electronics: Medical
Systems 0.60%             Aspect Medical Systems, Inc.*         1,500               17,865
------------------------------------------------------------------------------------------
Electronics:
Semiconductors/
Components 2.45%          Amkor Technology, Inc.*               4,000               72,800
------------------------------------------------------------------------------------------
Entertainment 1.70%       Cedar Fair, L.P.                      2,300               50,370
------------------------------------------------------------------------------------------
Foods 2.41%               Suiza Foods Corp.*                    1,300               71,617
------------------------------------------------------------------------------------------
Health & Personal
Care 2.64%                Omnicare, Inc.                        3,100            $  78,337
------------------------------------------------------------------------------------------
Healthcare
Facilities 2.28%          Renal Care Group, Inc.*               2,300               67,850
------------------------------------------------------------------------------------------
Household                 Leggett & Platt, Inc.                 3,500               83,895
Furnishings 5.05%         Mohawk Industries, Inc.*              1,500               66,000
                                                                               ===========
                          Total                                                    149,895
------------------------------------------------------------------------------------------
Insurance:
Multi-Line 2.28%          UICI*                                 5,100               67,524
------------------------------------------------------------------------------------------
Insurance: Property-      HCC Insurance Holdings, Inc.          4,000               91,800
Casualty 5.33%            Ohio Casualty Corp.                   4,800               66,240
                                                                               ===========
                          Total                                                    158,040
------------------------------------------------------------------------------------------
Machinery: Oil Well
Equipment & Services
0.81%                     Input/Output, Inc.*                   2,200               23,980
------------------------------------------------------------------------------------------
Medical & Dental          Ocular Sciences, Inc.*                3,500               73,115
Instruments &             Sybron Dental Specialties, Inc.*      2,100               42,000
                                                                               ===========
Supplies 3.88%            Total                                                    115,115
------------------------------------------------------------------------------------------
Metal Fabricating
1.33%                     Grant Prideco, Inc.*                  2,900               39,353
------------------------------------------------------------------------------------------
Offshore Drilling
1.87%                     Marine Drilling Co., Inc.*            3,600               55,440
------------------------------------------------------------------------------------------
Production Technology
Equipment 2.31%           ATMI, Inc.*                           2,700               68,688
------------------------------------------------------------------------------------------
Radio & TV                Entercom Communications
Broadcasters 0.49%        Corp.*                                  300               14,607
------------------------------------------------------------------------------------------
Savings & Loan 2.40%      Ocwen Financial Corp.*                6,600               71,280
------------------------------------------------------------------------------------------
Textiles Apparel
Manufacturers
2.61%                     Paxar Corp.*                          5,700               77,520
------------------------------------------------------------------------------------------
Utilities: Telecom-       Illuminet Holdings, Inc.*             2,600               78,546
munications 4.95%         US Unwired, Inc. Class A*             6,500               68,250
                                                                               ===========
                          Total                                                    146,796
------------------------------------------------------------------------------------------
                          Total Common Stocks
                          (Cost $2,526,289)                                      2,589,387
------------------------------------------------------------------------------------------
Short-Term Investment 8.87%                          Principal Amount
------------------------------------------------------------------------------------------
Demand Deposit            Bank of New York
                          2.35% due 8/1/2001
                          (Cost $263,090)                    $263,090              263,090
                          Total Investments 96.13%
                          (Cost $2,789,379)                                     $2,852,477
------------------------------------------------------------------------------------------

                           *Non-income producing security.


See Notes to Financial Statements.                                         3




STATEMENT OF ASSETS AND LIABILITIES
 July 31, 2001


 ASSETS:
    Investments in securities, at value (cost $2,789,379)                                                  $2,852,477
    Cash                                                                                                          710
    Receivables:
        Interest and dividends                                                                                    251
        Investment securities sold                                                                                349
        Capital shares sold                                                                                   367,570
    Prepaid expenses                                                                                           13,767
----------------------------------------------------------------------------------------------------------------------
    Total assets                                                                                            3,235,124
----------------------------------------------------------------------------------------------------------------------
 LIABILITIES:
    Payables:
        Investment securities purchased                                                                       242,880
        12b-1 distribution fees                                                                                   693
        Trustees' fees                                                                                             46
    Accrued expenses and other liabilities                                                                     24,154
----------------------------------------------------------------------------------------------------------------------
    Total liabilities                                                                                         267,773
----------------------------------------------------------------------------------------------------------------------
 NET ASSETS                                                                                                $2,967,351
----------------------------------------------------------------------------------------------------------------------
 COMPOSITION OF ASSETS:
 Paid-in capital                                                                                            2,896,950
 Accumulated net investment loss                                                                                  (46)
 Accumulated net realized gain on investments                                                                   7,349
 Net unrealized appreciation on investments                                                                    63,098
----------------------------------------------------------------------------------------------------------------------
 Net Assets                                                                                                $2,967,351
----------------------------------------------------------------------------------------------------------------------

 Net assets by class:
 Class A Shares                                                                                            $2,214,395
 Class B Shares                                                                                            $  283,114
 Class C Shares                                                                                            $  467,500
 Class P Shares                                                                                              $  1,171
 Class Y Shares                                                                                              $  1,171

 Outstanding shares by class:
 Class A Shares                                                                                               211,985
 Class B Shares                                                                                                27,104
 Class C Shares                                                                                                44,756
 Class P Shares                                                                                               112.090
 Class Y Shares                                                                                               112.075

 Net asset value, offering and redemption price per share (net assets divided by outstanding shares):
 Class A Shares - Net asset value                                                                             $10.45
 Class A Shares - Maximum offering price (Net asset value plus sales charge of 5.75%)                         $11.09
 Class B Shares - Net asset value                                                                             $10.45
 Class C Shares - Net asset value                                                                             $10.45
 Class P Shares - Net asset value                                                                             $10.45
 Class Y Shares - Net asset value                                                                             $10.45


4                                  See Notes to Financial Statements.




STATEMENT OF OPERATIONS
 For the  Period June 18, 2001 to July 31, 2001*


 Investment Income:
 Dividends                                                                                                    $   226
----------------------------------------------------------------------------------------------------------------------
 Total investment income                                                                                          226
----------------------------------------------------------------------------------------------------------------------
 Expenses:
 Management fee                                                                                                 1,176
 12b-1 distribution plan - Class A                                                                                461
 12b-1 distribution plan - Class B                                                                                103
 12b-1 distribution plan - Class C                                                                                143
 12b-1 distribution plan - Class P                                                                                  1
 Shareholder servicing                                                                                          5,023
 Professional                                                                                                   3,252
 Reports to shareholders                                                                                        2,055
 Offering                                                                                                       1,233
 Custody                                                                                                        1,072
 Registration                                                                                                     312
 Trustees' fees                                                                                                    46
 Other                                                                                                            376
----------------------------------------------------------------------------------------------------------------------
 Gross expenses                                                                                                15,253
    Management fee waived                                                                                      (1,176)
    Expense reduction                                                                                          (1,072)
----------------------------------------------------------------------------------------------------------------------
 Net expenses                                                                                                  13,005
----------------------------------------------------------------------------------------------------------------------
 Net investment loss                                                                                          (12,779)
----------------------------------------------------------------------------------------------------------------------
 Realized and unrealized gain on investments:
 Net realized gain on investments                                                                              17,895
 Net change in unrealized appreciation/depreciation on investments                                             63,098
----------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain on investments                                                               80,993
----------------------------------------------------------------------------------------------------------------------
 Net Increase in Net Assets Resulting From Operations                                                        $ 68,214
----------------------------------------------------------------------------------------------------------------------

*Commencement of operations; SEC effective date on June 26, 2001; Fund shares became available to the public on July 2, 2001.

See Notes to Financial Statements.                               5



STATEMENT OF CHANGES IN NET ASSETS

                                                                                                                    June 18, 2001*
                                                                                                                          to
INCREASE IN NET ASSETS                                                                                              July 31, 2001
 Operations:
 Net investment loss                                                                                                  $ (12,779)
 Net realized gain on investments                                                                                        17,895
 Net change in unrealized appreciation/depreciation on investments                                                       63,098
--------------------------------------------------------------------------------------------------------------------------------
 Net increase in net assets resulting from operations                                                                    68,214
--------------------------------------------------------------------------------------------------------------------------------
 Capital share transactions:
 Net proceeds from sales of shares                                                                                    1,899,651
 Cost of shares reacquired                                                                                                 (514)
--------------------------------------------------------------------------------------------------------------------------------
 Net increase in net assets resulting from capital share transactions                                                 1,899,137
--------------------------------------------------------------------------------------------------------------------------------
 Net increase in net assets                                                                                           1,967,351
--------------------------------------------------------------------------------------------------------------------------------
 NET ASSETS:
 Beginning of period                                                                                                  1,000,000
--------------------------------------------------------------------------------------------------------------------------------
 End of period                                                                                                       $2,967,351
--------------------------------------------------------------------------------------------------------------------------------
 Accumulated net investment loss                                                                                 $          (46)
--------------------------------------------------------------------------------------------------------------------------------

*Commencement of operations; SEC effective date on June 26, 2001; Fund shares became available to the public on July 2, 2001.


6                   See Notes to Financial Statements.



Financial Highlights

                                                                Class A Shares         Class B Shares          Class C Shares
-----------------------------------------------------------------------------------------------------------------------------------
                                                                   6/18/2001(a)            6/18/2001(a)            6/18/2001(a)
                                                                         to                     to                      to
 Per Share Operating Performance                                   7/31/2001               7/31/2001               7/31/2001

 Net asset value, beginning of period                                $10.00                 $10.00                  $10.00
    Unrealized appreciation on investments                              .06                    .06                     .06
-----------------------------------------------------------------------------------------------------------------------------------
 Net asset value on SEC Effective Date                               $10.06                 $10.06                  $10.06
-----------------------------------------------------------------------------------------------------------------------------------
 Investment operations
    Net investment loss                                                (.07)(b)               (.07)(b)                (.07)(b)
    Net realized and unrealized gain on investments                     .46                    .46                     .46
-----------------------------------------------------------------------------------------------------------------------------------
      Total from investment operations                                  .39                    .39                     .39
-----------------------------------------------------------------------------------------------------------------------------------

 Net asset value, end of period                                      $10.45                 $10.45                  $10.45
-----------------------------------------------------------------------------------------------------------------------------------

 Total Return(c)(e)                                                     .60%(d)                .60%(d)                 .60%(d)
 Total Return(c)(f)                                                    3.88%(d)               3.88%(d)                3.88%(d)

 Ratios to Average Net Assets
    Expenses, including waiver and expense reduction                    .69%)(d)               .75%)(d)                .75%)(d)
    Expenses, excluding waiver and expense reduction                    .81%)(d)               .87%)(d)                .87%)(d)
    Net investment loss                                                (.67)%(d)              (.76)%(d)               (.76)%(d)


                                                                                    Class P Shares              Class Y Shares
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                       6/18/2001(a)                6/18/2001(a)
                                                                                           to                          to
 Per Share Operating Performance                                                       7/31/2001                   7/31/2001

 Net asset value, beginning of period                                                    $10.00                      $10.00
    Unrealized appreciation on investments                                                  .06                         .06
-----------------------------------------------------------------------------------------------------------------------------------
 Net asset value on SEC Effective Date                                                   $10.06                      $10.06
-----------------------------------------------------------------------------------------------------------------------------------
 Investment operations
    Net investment loss                                                                    (.07)(b)                    (.07)(b)
    Net realized and unrealized gain on investments                                         .46                         .46
-----------------------------------------------------------------------------------------------------------------------------------
      Total from investment operations                                                      .39                         .39
-----------------------------------------------------------------------------------------------------------------------------------

 Net asset value, end of period                                                          $10.45                      $10.45
-----------------------------------------------------------------------------------------------------------------------------------

 Total Return(c)(e)                                                                         .60%(d)                     .60%(d)
 Total Return(c)(f)                                                                        3.88%(d)                    3.88%(d)

 Ratios to Average Net Assets
    Expenses, including waiver and expense reduction                                        .70%)(d)                    .66%)(d)
    Expenses, excluding waiver and expense reduction                                        .82%)(d)                    .78%)(d)
    Net investment loss                                                                    (.68)%(d)                   (.63)%(d)






                                                                                           6/18/2001(a)
                                                                                               to
 Supplemental Data for AllClasses:                                                         7/31/2001
-----------------------------------------------------------------------------------------------------------------------------------
    Net assets, end of period (000)                                                          $2,967
    Portfolio turnover rate                                                                   5.86%
-----------------------------------------------------------------------------------------------------------------------------------

 (a) Commencement of operations; SEC effective date on June 26, 2001; Fund shares became available to the public on July 2, 2001.
 (b) Calculated using average shares outstanding during the period.
 (c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
 (d) Not annualized.
 (e) Total return for the period 6/18/01 through 6/26/01.
 (f) Total return for the period 6/26/01 through 7/31/01.


See Notes to Financial Statements.                                         7

NOTES TO FINANCIAL STATEMENTS



1.   ORGANIZATION

Lord Abbett Blend Trust (the "Trust") is an open-end management company, organized as a Delaware Business Trust on May 1, 2001. The Trust has one series, Lord Abbett Small-Cap Blend Fund (the "Fund"). The Fund was initialized with $1,000,000 capital contribution from Lord, Abbett & Co. ("Lord Abbett") on June 18, 2001. The Securities and Exchange Commission declared the registration of the Fund effective on June 26, 2001, and each class of shares became available to the public on July 2, 2001. The Fund is diversified under the Investment Company Act of 1940 (the "Act"). The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which permit management to make certain estimates and assumptions that affect the reported amounts and disclosures at the date of the financial statements. Actual results could differ from those estimates.

2.   SIGNIFICANT ACCOUNTING POLICIES

(a) Investment Valuation-Securities traded on national or foreign securities exchanges are valued at the last quoted sales price, or if no sales price is available, at the mean between the latest bid and asked prices on such exchange. Securities admitted to trading on the NASDAQ National Market System are valued at the last sales price if it is determined that such price more accurately reflects the value of such securities. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) Security Transactions -Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains or losses are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c) Investment Income-Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d) Federal Taxes-It is the policy of the Trust to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and capital gains to its shareholders. Therefore, no federal income tax provision is required.

(e) Expenses-Expenses, excluding class specific expenses are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, Class B, Class C and Class P shares bear all expenses and fees relating to their respective 12b-1 Distribution Plans.


3.   MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEE

The Fund has a management agreement with Lord Abbett pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund's investment portfolio. The manage ment fee is based on average daily net assets at an annual rate of 0.75%.

12b-1 Plans

The Fund has adopted a distribution plan (the "Plan") with respect to one or more classes of shares pursuant to Rule 12b-1 of the Act, which provides for the payment of ongoing account maintenance and distribution fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

Fee                                      Class A                 Class B                 Class C                 Class P
-------------------------------------------------------------------------------------------------------------------------
Service                                         .25%                    .25%           up to .25%(2)                .20%
Distribution                                    .10%(1)                 .75%           up to .75%(2)(3)             .25%
Quarterly service fee                          -                       -               up to .25%(4)                   -
Quarterly distribution fee                     -                       -               up to .75%(4)                   -

(1) In addition, the Fund pays a one-time distribution fee of up to 1% on certain qualifying purchases, which is generally amortized over a two-year period.
(2) Paid at the time such shares are sold.
(3) In addition, the Fund pays a one-time distribution fee of up to 1% on certain qualifying purchases, which is generaly amortized over a one-year period.
(4) Paid at each quarter-end after the first anniversary of the sale of such shares.


Class Y does not have a distribution plan.

COMMISSIONS

Distributor received the following commissions on sales of Class A shares of the Fund after concessions were paid to authorized dealers for the period ended July 31, 2001:

Distributor Commissions                      Dealers Concessions
-------------------------------------------------------------------------
$5,938                                               $31,409

Certain of the Trust's officers and Trustees have an interest in Lord Abbett.



4.   DISTRIBUTIONS

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date.



5.   PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (other than short-term investments) are as follows for the period ended July 31, 2001:

Purchases                                              Sales
-------------------------------------------------------------------------------
$2,606,202                                           $97,808

As of July 31, 2001, the aggregate cost of investments, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation on investments based on cost for federal income tax purposes were as follows:

                                        Gross                                 Gross                                 Net
                                   Unrealized                           Unrealized                           Unrealized
Tax Cost                          Appreciation                         Depreciation                        Appreciation
-----------------------------------------------------------------------------------------------------------------------------
$2,789,379                            $116,692                             $(53,594)                             $63,098

The cost of investments for federal income tax purposes is the same as that used for financial reporting purposes.


6.   CERTAIN RECLASSIFICATIONS

Net  investment  income   distributions  and  capital  gains  distributions  are
determined  in  accordance  with income tax  regulations,  which may differ from accounting  principles generally accepted in the United States ofAmerica.  These differences are either  considered  temporary or permanent in nature.  Permanent items identified  during the period ended July 31, 2001, have been  reclassified among  the  components  of net  assets  based on their tax  basis  treatment  as follows:

                                   Accumulated
Accumulated Net              Net Realized Gain
Investment Loss                 on Investments                           Paid-in Capital
Increase                            (Decrease)                             (Decrease)
-----------------------------------------------------------------------------------------
$12,733                               $(10,546)                             $(2,187)



7.   TRUSTEES' REMUNERATION

The Trustees associated with Lord Abbett and all officers of the Trust receive no compensation from the Trust for acting as such. Outside Trustees' fees are allocated among all funds in the Lord Abbett Family of Funds based on the net assets of each fund. The outside Trustees may elect to defer receipt of such fees. The deferred fees earn a return based on the performance of the Trust and other funds within the Lord Abbett Family of Funds. Such cost and earnings accrued thereon are included in Trustees' fees on the Statement of Operations and are not deductible for federal income tax purposes until such amounts are paid. There is a DefinedContribution Plan available to allTrustees.



8.   EXPENSE REDUCTION

The Trust has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Trust's expenses.

9.   SUMMARY OF CAPITAL TRANSACTIONS

The Trust has an unlimited number of shares of beneficial interest authorized.

                                                                                                      Period Ended July 31, 2001*
Class A Shares                                                                                        Shares              Amount
--------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                                                          112,435          $1,159,389
Shares reacquired                                                                                        (50)               (514)
--------------------------------------------------------------------------------------------------------------------------------
Increase                                                                                             112,385          $1,158,875
--------------------------------------------------------------------------------------------------------------------------------

Class B Shares
--------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                                                           27,004          $  278,017
--------------------------------------------------------------------------------------------------------------------------------
Increase                                                                                              27,004          $  278,017
--------------------------------------------------------------------------------------------------------------------------------

Class C Shares
--------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                                                           44,656         $   461,995
--------------------------------------------------------------------------------------------------------------------------------
Increase                                                                                              44,656         $   461,995
--------------------------------------------------------------------------------------------------------------------------------

Class P Shares
--------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                                                           12.090          $      125
--------------------------------------------------------------------------------------------------------------------------------
Increase                                                                                              12.090          $      125
--------------------------------------------------------------------------------------------------------------------------------

Class Y Shares
--------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                                                           12.075          $      125
--------------------------------------------------------------------------------------------------------------------------------
Increase                                                                                              12.075          $      125
--------------------------------------------------------------------------------------------------------------------------------
*For the period July 2, 2001 (date Fund shares became available to the public) to July 31, 2001.

The Board of Trustees and Shareholders, Lord Abbett Blend Trust - Lord Abbett Small-Cap Blend Fund:

We have audited the accompanying statement of assets and liabilities of Lord Abbett Blend Trust -- Lord Abbett Small-Cap Blend Fund (the "Fund"), including the schedule of investments, as of July 31, 2001, and the related statements of operations and the statement of changes in net assets, and the financial highlights for the period June 18, 2001 (commencement of operations) to July 31, 2001. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at July 31, 2001 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lord Abbett Blend Trust--Lord Abbett Small-Cap Blend Fund as of July 31, 2001, the results of its operations, the changes in its net assets, and the financial highlights for the period presented in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP

New York, New York
September 20, 2001

LORD ABBETT SMALL-CAP BLEND FUND
BOARD OF TRUSTEES

Robert S. Dow
Chairman and President of the
Fund, Managing Partner,
Lord, Abbett & Co.

E. Thayer Bigelow
Former President and Chief Executive Officer, Time Warner Cable Programming

William H.T. Bush
Chairman of the Board,
Bush-O'Donnell & Company


Robert B. Calhoun, Jr.
Managing Director,
Monitor Clipper Partners

Stewart S. Dixon
Partner,
Wildman, Harrold, Allen & Dixon

Franklin W. Hobbs
Former Chairman,
Warburg Dillon Read


C. Alan MacDonald
Former President and
Chief Executive Officer,
Nestle Foods Corporation

Thomas J. Neff
Chairman,
Spencer Stuart

FUND OFFICERS

Robert S. Dow
Chairman and President

Michael T. Smith
Executive Vice President

Paul A. Hilstad
Vice President and Secretary

Daniel E. Carper
Vice President


Robert G. Morris
Vice President

Joan A. Binstock
Vice President

Lawrence H. Kaplan
Vice President and
Assistant Secretary

Christina T. Simmons
Vice President and
Assistant Secretary

A. Edward Oberhaus III
Vice President

Tracie E. Richter
Vice President

Francie W. Tai
Treasurer

Lydia Guzman
Assistant Secretary

Robert M. Hickey
Assistant Secretary



INVESTMENT MANAGER AND UNDERWRITER--
Lord, Abbett & Co. and
Lord Abbett Distributor LLC
Jersey City, NJ

CUSTODIAN--
The Bank of New York
New York, NY

TRANSFER AGENT--
UMB, N.A.
Kansas City, MO
Shareholder Servicing Agent--
DST Systems, Inc.
Kansas City, MO

INDEPENDENT AUDITORS--
Deloitte & Touche LLP
New York, NY

COUNSEL--
Wilmer, Cutler & Pickering
Washington, DC


Copyright(C)2001 by Lord Abbett Small-Cap Blend Fund, 90 Hudson Street, Jersey City, NJ07302-3973 This publication, when not used for the general information of shareholders of Lord Abbett Small-Cap Blend Fund, is to be distributed only if preceded or accompanied by a current Prospectus, which includes information concerning the Fund's investment objective and policies, sales charges and other matters. There is no guarantee that the forecasts contained within this publication will come to pass. All rights reserved. Printed in the United States of America.

Dear Fellow Shareholder:

                                     [PHOTO]

For more than seven decades, a hallmark of Lord Abbett has been our determination to produce consistent performance for shareholders whether markets are rising or falling. The past year was no exception. In what was widely regarded as one of the most challenging years for financial markets, many Lord Abbett Funds received widespread recognition and awards for superior performance.

    While this public recognition is gratifying, we measure our success solely on how well we meet the needs of you, our clients. We are committed to client partnership. Our independence as a Firm allows us to focus on our clients' needs instead of those of a parent company. We emphasize teamwork among our managers to develop investment solutions for our clients. We offer opportunity within the Firm to nurture and retain the best investment talent in the industry. Finally, we insist on the highest integrity in all we propose and do.

    We thank you for the confidence you have expressed in us and for the opportunity to help build your investment portfolio.

Sincerely,

/s/ Robert S. Dow
Robert S. Dow
Chairman

Investing in the Lord Abbett Family of Funds



Growth Funds                Growth &            Income Funds              Tax-Free Funds     Money
                            Income Funds                                                     Market Fund

All Value Fund              Affiliated Fund     Bond-Debenture Fund       o California        U.S. Government
                                                                          o Connecticut       Money Market Fund(2)(3)
Alpha Fund                  Balanced Fund       Core Fixed Income Fund    o Florida
                                                                          o Georgia
Global Equity Fund          Large-Cap           Global Income Fund        o Hawaii
                            Research Fund                                 o Michigan
Growth                                          High Yield Fund           o Minnesota
Opportunities Fund                                                        o Missouri
                                                Limited Duration          o National
International Fund                              U.S. Government Fund(2)   o New Jersey
                                                                          o New York
Large-Cap Growth Fund                           Total Return Fund         o Pennsylvania
                                                                          o Texas
Mid-Cap Value Fund                              U.S. Government Fund(2)   o Washington
                                                World Bond-
Small-Cap Blend Fund                            Debenture Fund

Developing
Growth Fund(1)

Small-Cap Value Fund(1)



For more complete information about any Lord Abbett Fund, including risks, charges and ongoing expenses, call your Investment Professional or Lord Abbett Distributor LLC at 800-874-3733 for a Prospectus. Read it carefully before investing.

Numbers to Keep Handy

For Shareholder Account or Statement Inquiries: 800-821-5129
For Literature Only: 800-874-3733
24-hour Automated Shareholder Service Line: 800-865-7582
Website: www.LordAbbett.com


(1) Lord Abbett Developing Growth Fund and Lord Abbett Small-Cap Value Fund are closed to new investors.

(2) An investment in this Fund is neither insured nor guaranteed by the U.S. government.

(3) An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. This Fund is managed to maintain, and has maintained, its stable $1.00 price per share. Finding the right mutual fund can be confusing. At Lord Abbett, we believe that your Investment Professional provides value in helping you identify and understand your investment objectives and, ultimately, offering Fund recommendations suitable for your individual needs.

[LOGO]

  Lord Abbett Mutual Fund shares are distributed by:
              LORD ABBETT DISTRIBUTOR LLC                        LASCB-2-701
90 Hudson Street o Jersey City, New Jersey 07302-3973            (9/01)